Quarterly Report
June 30, 2021
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 6.0%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,504,032
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	3,436,994
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,589,506
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,789,729
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	4,306,693
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,712,843
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2029	620,000	797,589
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2030	500,000	654,849
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2031	1,000,000	1,336,594
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2032	1,590,000	2,118,844
		$24,247,673
General Obligations - General Purpose – 11.4%
Barnstable, MA, General Obligation, 5%, 3/15/2026	$500,000	$605,587
Barnstable, MA, General Obligation, 5%, 3/15/2027	665,000	830,018
Barnstable, MA, General Obligation, 5%, 3/15/2029	685,000	898,026
Beverly, MA, General Obligation, 5%, 3/15/2027	1,200,000	1,494,723
Beverly, MA, General Obligation, 5%, 3/15/2028	1,330,000	1,698,999
Beverly, MA, General Obligation, 5%, 3/15/2029	455,000	594,917
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	705,000	745,469
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	535,000	613,730
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	145,000	171,473
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	170,000	206,653
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,105,301
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,910,174
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,271,640
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,947,013
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2032	2,250,000	3,011,179
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2033	1,740,000	2,321,404
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 4.5%, 8/01/2042 (Prerefunded 8/01/2021)	5,000,000	5,017,713
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,756,144
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,224,696
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,880,000	3,210,700
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	445,000	459,325
Dennis-Yarmouth, MA, Regional School District, 2%, 10/06/2021	5,000,000	5,024,934
Hanover, MA, General Obligation, 1%, 2/24/2022	1,581,783	1,590,279
Longmeadow, MA, General Obligation, 5%, 5/15/2025	810,000	952,896
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, “A”, NPFG, 0%, 1/01/2029	1,560,000	1,402,918
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	539,078
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	362,666
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	330,912
		$46,298,567
General Obligations - Schools – 0.4%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038 (Prerefunded 2/15/2024)	$3,375,000	$1,568,565
Healthcare Revenue - Hospitals – 12.9%
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	$1,500,000	$1,700,417
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,230,747
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2029 (w)	600,000	782,963
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2030 (w)	1,675,000	2,225,620
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2031 (w)	400,000	540,334
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	801,270
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	1,069,972
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	879,396
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,190,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	$1,000,000	$1,238,287
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,235,617
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,129,627
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	2,026,467
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	129,461
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	100,000	128,117
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	159,591
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	222,821
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	190,452
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	506,796
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,334,427
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,071,334
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	1,185,266
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,500,000	1,800,726
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,793,423
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	3,500,000	4,044,090
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	700,000	872,805
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,671,548
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2034	300,000	396,871
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2035	200,000	264,170
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2036	200,000	263,423
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2037	350,000	459,643
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2038	350,000	458,536
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2039	350,000	457,373
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,196,759
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,396,479
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,210,434
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	2,356,388
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	2,427,148
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2034	450,000	583,124
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	2,500,000	2,939,435
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	1,610,000	1,952,191
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	120,000	120,543
		$52,644,442
Healthcare Revenue - Long Term Care – 1.4%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,140,170
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	500,000	225,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	532,444
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	605,505
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	78,679	15,131
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	278,248
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	268,565
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,373,025
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,147,042
		$5,585,130
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$517,959
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	390,180	423,926
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	575,000	673,860
		$1,615,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.1%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,250,851
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,249,395
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,247,630
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,260,561
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,515,826
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,129,762
		$8,654,025
Multi-Family Housing Revenue – 3.4%
Boston, MA, Housing Authority Capital Program Rev., “B”, 5%, 4/01/2028	$1,000,000	$1,260,098
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	965,000	969,251
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	1,995,000	2,005,113
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	705,000	710,900
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,035,000	1,036,598
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	1,092,228
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	1,083,633
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	1,067,595
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	2,128,573
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,427,842
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,192,459
		$13,974,290
Port Revenue – 0.7%
Martha's Vineyard, MA, Woods Hole Steamship Authority, “A”, 4%, 3/01/2028	$2,660,000	$2,983,798
Sales & Excise Tax Revenue – 7.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$25,000	$30,975
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	20,000	25,152
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	25,000	31,912
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	110,000	127,641
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	145,000	165,196
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	140,000	166,384
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	310,000	379,005
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	275,000	344,741
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	60,000	76,891
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	140,000	182,959
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	125,000	159,878
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	175,000	224,061
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	80,000	94,664
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	55,000	64,934
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	85,000	100,635
Massachusetts Bay Transportation Authority, Sales Tax Rev., 4%, 12/01/2021	500,000	508,027
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,813,953
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,464,821
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,785,262
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5%, 7/01/2032	1,500,000	2,042,295
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, VRDN, 0.01%, 7/01/2026	2,280,000	2,280,000
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	5,038,233
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	3,456,118
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	82,902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	215,000	247,813
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	671,000	752,063
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	286,927
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	5,612
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	115,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,565
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	107,110
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	19,188
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	853,729

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	$1,011,000	$759,181
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,313,000	3,062,679
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	410,000	469,087
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	140,000	146,836
		$29,482,455
Secondary Schools – 1.9%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$290,000	$328,768
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,113,796
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	1,099,128
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	572,378
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,159,219
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,145,192
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,181,595
		$7,600,076
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,605,000	$1,796,547
Single Family Housing - State – 3.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$1,130,000	$1,222,419
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,435,000	1,596,783
Massachusetts Housing Finance Agency, Single Family Housing Rev., “186”, 4%, 6/01/2039 (n)	1,030,000	1,099,943
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	391,930
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	523,788
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	3,100,000	3,498,133
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2026	120,000	145,335
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2026	100,000	122,521
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2027	110,000	136,308
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2027	100,000	125,467
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2028	100,000	126,710
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2028	100,000	128,094
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2029	100,000	129,315
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	398,634
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	3,000,000	3,149,892
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,430,000	1,534,448
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,400,000	1,555,481
		$15,885,201
State & Local Agencies – 3.8%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,430,586
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	92,808
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	73,976
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	36,882
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.84% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,351,066
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	446,453
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	665,000	818,542
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	299,212
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	826,915
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	8,281,841
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	54,054
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	32,561
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	15,000	19,473
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	77,759
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	65,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	$40,000	$47,604
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	41,568
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	55,000	65,231
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2039	45,000	53,241
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2040	55,000	64,959
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	35,000	41,219
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	345,000	415,494
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	765,000	958,362
		$15,595,441
Student Loan Revenue – 4.9%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,781,453
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,679,662
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037 (w)	3,000,000	2,998,269
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	2,131,602
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	4,212,331
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	105,000	106,945
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,055,906
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	125,000	125,809
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	60,000	60,388
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5.625%, 7/01/2029	475,000	475,559
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	495,000	506,073
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	450,000	467,426
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051 (w)	2,000,000	2,011,407
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	280,000	287,668
		$19,900,498
Tax - Other – 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$225,000	$263,862
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	140,590
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	427,752
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	265,918
Massachusetts Special Obligation Dedicated Tax Rev., NPFG, 5.5%, 1/01/2023	1,585,000	1,706,066
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	312,894
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,080,880
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	262,983
		$4,460,945
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$29,533
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	38,653
		$68,186
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$250,000	$323,786
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,505,000	1,758,077
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	4,885,000	799,683
		$2,881,546
Toll Roads – 1.2%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,264,539
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,813,131
		$5,077,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 4.4%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,431,497
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,698,005
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	465,000	472,949
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	245,000	250,682
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	288,393
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,765,000	1,909,930
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	570,541
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,140,222
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	45,000	46,281
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B-1”, 5%, 7/01/2033	3,000,000	3,972,338
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	890,000	938,767
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	210,000	264,705
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	503,677
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	225,000	281,871
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	220,000	269,804
		$18,039,662
Universities - Colleges – 22.3%
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2034 (w)	$1,825,000	$2,609,985
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	605,000	760,497
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	3,338,304
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,219,369
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	1,019,933
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	781,944
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	424,530
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,461,950
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,780,545
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	1,042,992
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	3,336,833
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	868,128
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	298,027
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,365,870
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,354,118
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,531,778
Massachusetts Development Finance Agency Rev. (Harvard University), “A”, 5%, 10/15/2029	3,000,000	3,994,166
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	288,005
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2050	1,750,000	1,999,232
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,754,596
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,162,743
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2042	475,000	556,211
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2050	1,825,000	2,120,528
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2031	2,330,000	3,102,149
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2033	900,000	1,191,082
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2034	500,000	660,026
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,555,000	2,049,070
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,478,062
Massachusetts Development Finance Agency Rev. (Simmons Unversity), “H”, SYNCORA, 5.25%, 10/01/2026	2,250,000	2,579,087
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	1,182,608
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,000,000	1,179,690
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,332,346
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,273,520
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,154,705
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,095,538
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,200,619
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,687,023
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,112,950
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,219,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	$1,000,000	$1,283,593
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,800,000	2,811,939
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	298,253
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	310,000	318,467
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	111,458
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	375,550
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,493
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	91,350
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	551,850
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2037	1,000,000	1,296,046
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039 (Prerefunded 11/01/2022)	3,000,000	3,193,741
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,959,013
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,821,916
University of Massachusetts Building Authority Senior Refunding Rev., “2021-1”, 5%, 11/01/2029	2,250,000	2,979,395
		$90,736,298
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$650,000	$666,250
Utilities - Municipal Owned – 1.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$222,522
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	260,361
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	776,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	121,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	63,375
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	29,175
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	291,750
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	35,000	33,906
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	306,337
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	494,700
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	190,000	180,737
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	145,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	130,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	24,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	402,550
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	220,000	236,830
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	37,695
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	29,213
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	63,213
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	195,000	187,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	213,950
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	72,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	223,675
		$4,548,452
Utilities - Other – 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$405,000	$408,308
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	221,926
		$630,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 6.3%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$558,570
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,620,481
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	702,218
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,632,689
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,882,278
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,290
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	3,346,194
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2040	4,000,000	5,248,071
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	795,325
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,271,236
Massachusetts Water Resources Authority, Multi-Modal Subordinated General Rev., “C-2”, VRDN, 0.03%, 11/01/2026	6,470,000	6,470,000
		$25,602,352
Total Municipal Bonds		$400,544,048
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$513,740
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,200,000	367,859
Total Bonds		$881,599
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.02% (v)	4,787,687	$4,787,687

Other Assets, Less Liabilities – 0.3%		1,380,239
Net Assets – 100.0%		$407,593,573
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,787,687 and $401,425,647, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,247,311, representing 2.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$400,544,048	$—	$400,544,048
U.S. Corporate Bonds	—	881,599	—	881,599
Mutual Funds	4,787,687	—	—	4,787,687
Total	$4,787,687	$401,425,647	$—	$406,213,334
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,485,262	$15,200,219	$12,897,794	$—	$—	$4,787,687
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$333	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Massachusetts	85.0%
Puerto Rico	5.5%
Illinois	1.8%
Maryland	1.2%
New Jersey	0.8%
Pennsylvania	0.8%
Ohio	0.7%
Guam	0.6%
New York	0.5%
Tennessee	0.5%
California	0.4%
Colorado	0.4%
Alabama	0.3%
Connecticut	0.3%
Texas	0.3%
Wisconsin	0.2%
Florida	0.1%
Minnesota	0.1%
Virginia	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.